Risks and Uncertainties (Details Narrative) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - CNY (¥)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	18.50%	17.90%	18.00%	17.40%
Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage	16.30%	15.60%	17.30%	16.70%
Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage	15.00%	15.40%	14.50%	16.00%
Customer Concentration Risk [Member] | Customer Four [Member]
Concentration risk, percentage	12.50%	12.60%	13.50%	11.50%
Customer Concentration Risk [Member] | Customer Five [Member]
Concentration risk, percentage	12.50%	11.20%	11.40%	11.00%
Revenue [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Revenue [Member] | Ten Customers [Member]
Concentration risk, percentage	81.80%	98.50%	97.00%	64.70%
Accounts Receivable [Member] | Customers One [Member]
Concentration risk, percentage			17.60%
Accounts Receivable [Member] | Customers Two [Member]
Concentration risk, percentage			15.00%
Accounts Receivable [Member] | Customers Three [Member]
Concentration risk, percentage			14.60%
Accounts Receivable [Member] | Customers Four [Member]
Concentration risk, percentage			14.00%
Accounts Receivable [Member] | Customers Five [Member]
Concentration risk, percentage			11.60%
Raw Material Purchases [Member] | Supplier [Member]
Concentration risk, percentage			10.00%
Raw Material Purchases [Member] | Two Supplier [Member]
Concentration risk, percentage	28.10%
Raw Material Purchases [Member] | One Supplier [Member]
Concentration risk, percentage		13.30%
Raw Material Purchases [Member] | Three Supplier [Member]
Concentration risk, percentage			36.70%	34.00%
RMB [Member] | Maximum [Member]
Bank deposits	¥ 500,000		¥ 500,000